Other Financial Statement Disclosures - Components of Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Other Financial Statement Disclosures [Abstract]
Trade	$ 184.3	$ 231.7
Income tax	15.8	12.0
Other	7.3	7.5
Total receivables - trade and other	$ 207.4	$ 251.2